SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Liquidity and Going Concern (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Net loss from continuing operations	¥ (908,606)	$ (127,976)	¥ (1,464,827)	¥ (1,263,861)
Net cash used in continuing operating activities	(545,092)	$ (76,777)	(1,051,662)	¥ (891,135)
Accumulated deficit	(19,749,262)		(18,934,860)				$ (2,781,625)
Working capital deficiency	1,762,001						248,173
Total cash position	1,470,182						207,071
Short - term bank loans	¥ 401,755		¥ 183,270		¥ 220,000	$ 30,986	$ 56,586